Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development	178,862	1,186,900	1,199,601	2,693,208	5,935,718	7,705,090
General and administrative	4,254,487	1,556,785	5,533,760	3,301,703	6,452,579	7,703,065
Total operating expenses	4,433,349	2,743,685	6,733,361	5,994,911	12,388,297	15,408,155
Operating loss	(4,433,349)	(2,743,685)	(6,733,361)	(5,994,911)	(12,388,297)	(15,408,155)
Other income (expense):
Interest income	100,997	18,717	235,158	18,717	223,291	5,578
Interest expense				(1,824)	(1,479)	(40,108)
Amortization of debt discount and offering costs				(8,723)	(8,723)	(33,091)
Total other income	100,997	18,717	235,158	8,170	213,089	(67,621)
Net loss	$ (4,332,352)	$ (2,724,968)	$ (6,498,203)	$ (5,986,741)	$ (12,175,208)	$ (15,475,776)
Basic net loss per share (in Dollars per share)	$ (1.49)	$ (0.94)	$ (2.24)	$ (2.07)	$ (4.2)	$ (6.97)
Weighted average common shares outstanding – basic (in Shares)	2,906,926	2,899,390	2,906,926	2,895,158	2,900,202	2,220,981